Investment Strategy - VELA Small-Mid Cap Fund	Dec. 12, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities with small-mid market capitalizations that the Adviser believes are undervalued. Equity securities consist of common and preferred stocks. Small-mid cap companies are defined by the fund as companies with market capitalizations in the range of those market capitalizations of companies included between the 1500th largest company in the Russell 2500 Index and the largest company in the Russell 2500 Index at the time of purchase. The capitalization range is between $914 million and $45.1 billion as of December 1, 2025 and includes small, mid, and large capitalization companies. The size of the companies included in the Russell 2500 Index will change with market conditions.

The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins, balance sheet strength, free cash flow generation, management stewardship, and other economic factors. The Adviser also typically considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

Once a stock is selected, the Adviser continues to monitor the company’s strategies, financial performance, and competitive environment. The Adviser may sell a security as it reaches the Adviser’s estimate of the company’s value if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating, if the company’s stock price is discounting more than the company’s long range earnings potential, or if it identifies a stock that it believes offers a better investment opportunity.

The fund may sell (write) covered call options to generate additional income or hedge exposure.

Strategy Portfolio Concentration [Text]	The fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities with small-mid market capitalizations that the Adviser believes are undervalued. Equity securities consist of common and preferred stocks.